Derivatives (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 gal
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Aggregate notional volume of our commodity derivative	15,100,000
Interest rate caps with a notional amount up to	$ 25.0
Fixed maximum rate	4.00%